FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Fair Values of Assets and Liabilities
Assets and liabilities measured at fair value on a recurring basis are summarized below:
	Fair value measurement at December 31, 2020
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	74,272	–	–	74,272
Held to maturity investments	100,071	–	286	100,357
Available-for-sale investments	5,688	–	21,357	27,045
Equity securities	76,000	–	–	76,000
Other assets	–	–	19,024	19,024
Share appreciation rights	(11,640)	–	–	(11,640)

	244,391	–	40,667	285,058

	Fair value measurement at June 30, 2021
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	575,601	–	–	575,601
Held to maturity investments	787,122	–	486	787,608
Available-for-sale investments	49,017	–	164,459	213,476
Equity securities	55,533	–	–	55,533
Investments carried at fair value	–	–	21,992	21,992
Other assets	–	–	16,221	16,221
Derivative assets(1)	–	67	–	67
Derivative liabilities (2)	–	(1,204)	–	(1,204)
Share appreciation rights	(18,038)	–	–	(18,038)

	1,449,235	(1,137)	203,158	1,651,256

    (1) Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
    (2) Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Reconciliations of Assets and Liabilities Categorized within Level 3	Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follow:
$
Assets:
Available-for-sale investments
Balance at January 1, 2020	128,418
Impairments	(13,429)
Conversion into ordinary shares of investees	(72,000)
Fair value loss included in other comprehensive income	(5,400)

Balance at June 30, 2020	37,589
Addition	20,429
Impairments	(37,571)
Fair value loss included in other comprehensive income	910

Balance at December 31, 2020	21,357
Addition	146,871
Fair value loss included in other comprehensive income	(3,769)

Balance as at June 30, 2021	164,459

Investments carried at fair value
Balance at January 1, 2020, June 30, 2020 and December 31, 2020	–
Addition	21,992

Balance at June 30, 2021	21,992

Other assets
Balance at January 1, 2020	–
Acquisition of subsidiary	8,718
Additions	10,928
Disposals	(45)
Exchange differences	(373)

Balance at June 30, 2020	19,228
Acquisition of subsidiary	142
Additions	2,412
Disposals	(318)
Write-down	(3,713)
Exchange differences	1,273

Balance at December 31, 2020	19,024
Additions	186
Disposals	(1,989)
Write-down	(441)
Exchange differences	(559)

Balance at June 30, 2021	16,221